CONTRACT BALANCES AND REMAINING PERFORMANCE OBLIGATIONS	6 Months Ended
Jun. 30, 2022
Revenue from Contract with Customer [Abstract]
CONTRACT BALANCES AND REMAINING PERFORMANCE OBLIGATIONS
NOTE 3:-	CONTRACT BALANCES AND REMAINING PERFORMANCE OBLIGATIONS

Contract liabilities consisted of the following as of June 30, 2022 and December 31, 2021:

	June 30,	December 31,
	2022	2021
	(Unaudited)
Contract Liabilities, Current
Deferred Revenues	$268	$135
Advances From Customers	66	61
Total	$334	$196

Contract Liabilities, Long-Term
Deferred Revenues	$4,622	$4,517
Total Contract Liabilities	$4,956	$4,713

During the six months ended June 30, 2022, the Company recognized $161 that was included in deferred revenues balance at December 31, 2021.

Remaining Performance Obligation

The Company’s remaining performance obligations are comprised of product and engineering services not yet satisfied. As of June 30, 2022, the aggregate amount of the transaction price allocated to remaining performance obligations was $10.2 million, which the Company expects to recognize as revenues.